Derivatives not Designated as Hedging Instruments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Not Designated as Hedging Instrument | Foreign Exchange Contract | Other Nonoperating Income Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivative	¥ 1,099	¥ (21,728)	¥ (61,787)